Net Interest Income - Summary of Net Interest Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Net Interest Income [Abstract]
Interest income on loans		€ 9,659	€ 9,218
Interest income on financial assets at fair value through OCI		311	289
Interest income on financial assets at amortised cost		359	398
Interest income on non-trading derivatives (hedge accounting)		2,268	2,281
Negative interest on liabilities		202	213
Interest income		12,799	12,399
Interest income on financial assets at fair value through profit or loss	[1]	1,006	733
Interest income on non-trading derivatives (no hedge accounting)		411	324
Interest income other		16	17
Other interest income		1,434	1,073
Total Interest income		14,233	13,472
Interest expense on deposits from banks		184	191
Interest expense on customer deposits		1,482	1,245
Interest expense on debt securities in issue		1,239	1,059
Interest expense on subordinated loans		324	368
Negative interest on assets		186	189
Interest expense on non-trading derivatives (hedge accounting)		2,466	2,383
Interest expense using effective interest rate method		5,880	5,435
Interest expense on financial liabilities at fair value through profit or loss	[1]	892	662
Interest expense on non-trading derivatives (no hedge accounting)		525	495
Interest expense other		41	19
Other interest expense		1,457	1,177	[2]
Interest expense		7,337	6,612
Net interest income		€ 6,896	6,860
Additional Infomration [abstract]
Relcasification adjustment from other interest income to other interest expense			€ 378

[1]

Includes a reclassification of EUR 378 million in the six month period to 30 June 2018 , from Other interest income to Other interest expense, to align the current gross presentation of Other interest income and Other interest expense that was previously netted

[2]
Includes a reclassification of EUR 378 million in the six month period to 30 June 2018, from Other interest income to Other interest expense, to align with the current gross presentation of Other interest income and Other interest expense that was previously netted.